Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2025 JPY (¥) security	Mar. 31, 2025 JPY (¥) security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 13,442,464	¥ 21,214,098
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	143,881	123,701
Available-for-sale debt securities, Fair value, 12 months or more	3,457,629	3,762,645
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	218,181	217,766
Available-for-sale debt securities, Fair value, Total	16,900,093	24,976,743
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 362,062	¥ 341,467
Available-for-sale debt securities, Number of securities | security	1,127	1,288
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,542,279	¥ 19,809,049
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	139,549	109,736
Available-for-sale debt securities, Fair value, 12 months or more	1,112,831	1,160,183
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	141,939	122,881
Available-for-sale debt securities, Fair value, Total	13,655,110	20,969,232
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 281,488	¥ 232,617
Available-for-sale debt securities, Number of securities | security	297	311
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 1,000	¥ 30,167
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1	82
Available-for-sale debt securities, Fair value, 12 months or more	205,552	279,731
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	8,724	9,697
Available-for-sale debt securities, Fair value, Total	206,552	309,898
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 8,725	¥ 9,779
Available-for-sale debt securities, Number of securities | security	224	282
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 401,453	¥ 710,517
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	998	9,198
Available-for-sale debt securities, Fair value, 12 months or more	1,393,032	1,584,560
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	55,237	73,430
Available-for-sale debt securities, Fair value, Total	1,794,485	2,295,077
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 56,235	¥ 82,628
Available-for-sale debt securities, Number of securities | security	78	104
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 160,628	¥ 206,591
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,675	3,069
Available-for-sale debt securities, Fair value, 12 months or more	426,738	413,226
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	9,721	8,455
Available-for-sale debt securities, Fair value, Total	587,366	619,817
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 11,396	¥ 11,524
Available-for-sale debt securities, Number of securities | security	440	483
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 0	¥ 0
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	0	0
Available-for-sale debt securities, Fair value, 12 months or more	262,048	274,894
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	174	211
Available-for-sale debt securities, Fair value, Total	262,048	274,894
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 174	¥ 211
Available-for-sale debt securities, Number of securities | security	9	9
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 173,572	¥ 244,037
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,637	1,193
Available-for-sale debt securities, Fair value, 12 months or more	38	1,252
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	6
Available-for-sale debt securities, Fair value, Total	173,610	245,289
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,637	¥ 1,199
Available-for-sale debt securities, Number of securities | security	20	25
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 163,532	¥ 213,737
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	21	423
Available-for-sale debt securities, Fair value, 12 months or more	57,390	48,799
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	2,386	3,086
Available-for-sale debt securities, Fair value, Total	220,922	262,536
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,407	¥ 3,509
Available-for-sale debt securities, Number of securities | security	59	74